Members’ Capital (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of summarizes the common unit activities

	Number of common shares*	Member’s Capital
Balance, October 31, 2017	22,432,446	$100
Issued pursuant to conversion of promissory notes	9,159,871	2,152,134
Issued for cash proceeds (ii) and (ix)	4,932,236	1,525,345
Issued to service providers (i) and (xiii)	4,182,320	1,049,595
Issuance costs	-	(25,401)
Balance, October 31, 2018	40,706,873	4,701,773
Issued pursuant to conversion of promissory notes (xii), (xiii) and (xiv)	5,465,877	1,451,400
Issued in connection with Technology License Agreement (xi)	6,600,000	1,574,761
Issued upon exercise of unit purchase Options (xv), (xvi) and (xvii)	4,202,429	1,218,784
Issued pursuant to Subscription Receipts (xviii)	3,771,023	913,698
Balance, October 31, 2019	60,746,202	$9,860,416

*	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.